Fair value measurements (Additional Information) (Details) - EBP 006 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	$ 39,062,160	$ 54,463,690
EBP, Employer, Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Number Of Shares	744,750	831,888
EBP, Net Asset Value per Share or Unit	$ 52.45	$ 65.47
Number Of Shares Purchased	$ 3,114,901	$ 4,160,236
Number Of Shares Sold	$ 7,883,641	$ 11,112,007
EBP, Employer, Common Stock, Class A [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Net Asset Value per Share or Unit	$ 83.85	$ 104.71